Retirement Plans - Assumptions used (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
US Plan
Net benefit cost - weighted average assumptions
Discount rate	4.00%	4.40%
Expected long-term rate of return on plan assets	8.00%	8.00%
Benefit obligation - weighted-average assumptions
Discount rate	4.95%	4.00%
UK Plans
Net benefit cost - weighted average assumptions
Discount rate	4.50%	4.65%
Expected long-term rate of return on plan assets	5.70%	5.70%
Rate of compensation increase	4.90%	5.00%
Benefit obligation - weighted-average assumptions
Discount rate	4.50%	4.65%
Rate of compensation increase	4.90%	5.00%
Europe plans
Net benefit cost - weighted average assumptions
Discount rate	4.20%	5.20%
Rate of compensation increase	2.50%	3.00%
Benefit obligation - weighted-average assumptions
Discount rate	3.50%	4.20%
Rate of compensation increase	2.50%	3.00%